ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)	Jun. 02, 2021 USD ($)	Jun. 02, 2021 CNY (¥)	May 25, 2021 USD ($)	May 25, 2021 CNY (¥)	Dec. 12, 2017 shares	Feb. 02, 2017 USD ($) shares	Jan. 20, 2017 USD ($) shares	Dec. 31, 2021 shares	Sep. 30, 2021 shares	Dec. 31, 2020 shares	Jun. 30, 2020 shares
Common stock, shares outstanding								49,999,891	49,999,891	49,999,891
Aixin Shangyan Hotel Management [Member]
Business combination, consideration transferred			$ 1,160,000	¥ 7,598,887
Business acquisition, description of acquired entity	On June 2, 2021, AiXin HK entered into an Equity Transfer Agreement with Chengdu Aixintang Pharmacy Co., Ltd. and certain affiliated entities, each of which operates a pharmacy (together, “Aixintang Pharmacies”) and its three shareholders, Quanzhong Lin, Ting Li and Xiao Ling Li (“Transferor”).	On June 2, 2021, AiXin HK entered into an Equity Transfer Agreement with Chengdu Aixintang Pharmacy Co., Ltd. and certain affiliated entities, each of which operates a pharmacy (together, “Aixintang Pharmacies”) and its three shareholders, Quanzhong Lin, Ting Li and Xiao Ling Li (“Transferor”).
AiXintang Pharmacises [Member]
Business combination, consideration transferred	$ 5,310,000	¥ 34,635,845
Quanzhong Lin [Member]
Common stock, shares outstanding											35,049,685
Stock issued during period, shares, new issues					56,838,151
China Concentric [Member]
Ownership percentage						65.00%	96.50%
Aixin Shangyan Hotel Management [Member] | Equity Transfer Agreement [Member]
Ownership percentage			100.00%	100.00%
Aixintang Pharmacy Co Ltd [Member]
Ownership percentage	95.00%	95.00%
China Concentric [Member]
Common stock, shares outstanding						7,380,352
Purchase price of common stock | $						$ 300,000
Sale of Stock, Number of Shares Issued in Transaction							10,955,500
Sale of Stock, Consideration Received on Transaction | $							$ 260,000
Repayment of non-interest bearing advances | $							$ 150,087